Ordinary Share Subject to Possible Redemption	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Ordinary Share Subject To Possible Redemption [Abstract]
ORDINARY SHARE SUBJECT TO POSSIBLE REDEMPTION

NOTE 7 — ORDINARY SHARE SUBJECT TO POSSIBLE REDEMPTION

The Company accounts for its ordinary shares subject to possible redemption in accordance with the guidance in ASC Topic 480 “Distinguishing Liabilities from Equity.” Ordinary shares subject to mandatory redemption (if any) are classified as a liability instrument and are measured at fair value. Conditionally redeemable ordinary shares (including ordinary shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, ordinary shares are classified as shareholders’ equity. The Company’s ordinary shares feature certain redemption rights that are subject to the occurrence of uncertain future events and considered to be outside of the Company’s control. Accordingly, at March 31, 2022 and December 31, 2021, 3,646,607 and 3,646,607 ordinary shares subject to possible redemption, respectively, are presented as temporary equity, outside of the shareholders’ equity section of the Company’s unaudited condensed consolidated balance sheets.

On May 16, 2019, the Company sold 4,600,000 units at a price of $10.00 per Public Unit in the Public Offering.

On February 8, 2021, 636,890 shares were redeemed by certain shareholders at a price of approximately $10.49 per share, including interest generated and extension payments deposited in the Trust Account, in an aggregate amount of $6,680,520.

On November 10, 2021, 316,503 shares were redeemed by certain shareholders at a price of approximately $10.94 per share, including interest generated and extension payments deposited in the Trust Account, in an aggregate amount of $3,462,565.

	For the Three Months Ended March 31, 2022	For the Year Ended December 31, 2021
Total ordinary shares issued	5,975,000	5,975,000
Share issued classified as equity	(1,375,000)	(1,375,000)
Share redemption	(953,393)	(953,393)
Ordinary shares, subject to possible redemption	3,646,607	3,646,607

On April 29, 2022, 283,736 shares were redeemed by certain shareholders at a price of approximately $11.24 per share, in an aggregate principal amount of $3,189,193.

NOTE 8 — ORDINARY SHARE SUBJECT TO POSSIBLE REDEMPTION

The Company accounts for its ordinary shares subject to possible redemption in accordance with the guidance in ASC Topic 480 “Distinguishing Liabilities from Equity.” Ordinary shares subject to mandatory redemption (if any) are classified as a liability instrument and are measured at fair value. Conditionally redeemable ordinary shares (including ordinary shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, ordinary shares are classified as shareholders’ equity. The Company’s ordinary shares feature certain redemption rights that are subject to the occurrence of uncertain future events and considered to be outside of the Company’s control. Accordingly, at December 31, 2021 and 2020, 3,646,607 and 4,600,000 ordinary shares subject to possible redemption, respectively, are presented as temporary equity, outside of the shareholders’ equity section of the Company’s balance sheets.

On May 16, 2019, the Company sold 4,600,000 units at a price of $10.00 per Public Unit in the Public Offering.

On February 8, 2021, 636,890 shares were redeemed by part of shareholders at a price of approximately $10.49 per share, including interest generated and extension payments deposited in the Trust Account, in an aggregate amount of $6,680,520.

On November 10, 2021, 316,503 shares were redeemed by a number of shareholders at a price of approximately $10.94 per share, including interest generated and extension payments deposited in the Trust Account, in an aggregate amount of $3,462,565.

	For the Year Ended December 31,
	2021	2020
Total ordinary shares issued	5,975,000	5,975,000
Share issued classified as equity	(1,375,000)	(1,375,000)
Share redemption during the year	(953,393)	—
Change in value of ordinary shares subject to redemption	3,646,607	4,600,000